Share Options - Long term Incentive Plan (Details)		12 Months Ended
	Sep. 07, 2017 GBP (£) shares	Jun. 30, 2018 GBP (£) shares year	Jun. 30, 2017 GBP (£) shares year	Jun. 30, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Share-based compensation | £		£ 1,505,000	£ 854,000	£ 768,000
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Banked period		5 years
Vesting period		3 years
Number of share options forfeited (in shares)		35,500	167,250
Number of share options exercised (in shares)		0	0
Number of share options expired (in shares)		0	0
Number of share options granted (in shares)		329,700	452,000
Number of share options outstanding (in shares)		1,277,700	983,500
Number of share options exercisable (in shares)		0
Weighted average remaining contractual life of outstanding share options | year		7	8
Non-Employee Compensation For Services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	10,000
Weighted average remaining contractual life of outstanding share options | year		5
Weighted average exercise price of share options (in gbp per share) | £	£ 4.58
Expiration Period Tranche One | Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		10 years
Expiration Period Tranche Two | Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period		5 years